Segment Information, Geographic Data, and Significant Customers (Detail) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Number of Operating Segments										1
Revenues (in Dollars)	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 586,176	$ 522,931
Belgium [Member]
Revenues (in Dollars)											$ 270,000